Provisions - Restructuring-related provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions [Line Items]
Provisions	€ 2,115	€ 2,313
Restructuring provision [member]
Provisions [Line Items]
Provisions	140	66	€ 117
Additional provisions, other provisions	154	55
Provision used, other provisions	61	73
Unused provision reversed, other provisions	18	39
Increase (decrease) through transfers and other changes, other provisions	(1)	6
Restructuring provision [member] | Diagnosis & Treatment [Member]
Provisions [Line Items]
Provisions	49	26	33
Additional provisions, other provisions	58	23
Provision used, other provisions	27	19
Unused provision reversed, other provisions	8	13
Increase (decrease) through transfers and other changes, other provisions	0	1
Restructuring provision [member] | Connected Care [Member]
Provisions [Line Items]
Provisions	34	17	17
Additional provisions, other provisions	34	16
Provision used, other provisions	13	12
Unused provision reversed, other provisions	3	4
Increase (decrease) through transfers and other changes, other provisions	(1)	0
Restructuring provision [member] | Personal Health [Member]
Provisions [Line Items]
Provisions	10	9	28
Additional provisions, other provisions	9	6
Provision used, other provisions	7	21
Unused provision reversed, other provisions	2	6
Increase (decrease) through transfers and other changes, other provisions	0	2
Restructuring provision [member] | Other [Member]
Provisions [Line Items]
Provisions	47	14	€ 38
Additional provisions, other provisions	52	10
Provision used, other provisions	14	21
Unused provision reversed, other provisions	5	16
Increase (decrease) through transfers and other changes, other provisions	€ 0	€ 4